Foreign Exchange Gain (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrealized gain (loss)	CAD 0.7
Foreign exchange gain	215.7	CAD 131.3
CCS - US dollar long-term debt maturities and interest payments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Realized gain (loss)	(39.3)	57.7
US dollar long-term debt maturities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Realized gain (loss)	54.6	(52.4)
Translation of US dollar long-term debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrealized gain (loss)	201.2	128.0
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Realized gain (loss)	(0.6)	(2.5)
Unrealized gain (loss)	CAD (0.2)	CAD 0.5